Nature of Operations and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND LIQUIDITY
NOTE 1 – NATURE OF OPERATIONS, BASIS OF PRESENTATION AND LIQUIDITY
Nature of Operations
MYOS RENS Technology Inc. (the “Company” or “MYOS”) is focused on the discovery, development and commercialization of advanced nutrition products that improve muscle health and performance. The Company was incorporated under the laws of the State of Nevada on April 11, 2007. On March 17, 2016, the Company merged with its wholly-owned subsidiary and changed its name from MYOS Corporation to MYOS RENS Technology Inc. As used in these condensed consolidated financial statements, the terms “the Company”, “MYOS”, “our”, or “we”, refers to MYOS RENS Technology Inc. and its subsidiary, unless the context indicates otherwise. On February 25, 2011, the Company entered into an agreement to acquire the intellectual property for Fortetropin®, our proprietary active ingredient from Peak Wellness, Inc. The Company’s activities are subject to significant risks and uncertainties.
Our commercial focus is to leverage our clinical data to develop multiple products to target the large, but currently underserved, markets focused on muscle health. The sales channels through which we sell our products are evolving. The first product we introduced was MYO-T12, a proprietary formula containing Fortetropin® and other ingredients which was sold in the sports nutrition market.
In May 2016, we launched Physician Muscle Health Formula®, a proprietary formulation containing Fortetropin® and sold the product directly to physicians to distribute to their patients who are focused on wellness. The Company relaunched the product as part of its longevity marketing strategy in December 2019. In March 2017 we launched Qurr®, a Fortetropin®-powered product line that is available on our direct-to-consumer platform. We recorded $10 and $32 in net revenues for the six months ended June 30, 2020 and June 30, 2019, respectively, for our longevity product lines.
In March 2018, we launched Yolked®, a Fortetropin®-powered product which is NSF Certified for Sports, and developed and marketed to collegiate and professional athletes who want to increase their muscle size and performance with an all-natural advanced nutrition product. The Company recorded $104 and $121 of net revenues for the six months ended June 30, 2020 and June 30, 2019, respectively, for our Yolked® product line.
In June 2018, we launched our Fortetropin® based pet product MYOS Canine Muscle Formula® (“MCMF”). Two veterinarian hospitals had previously performed some informal observational studies with older dogs experiencing muscle atrophy and saw positive results after taking our pet product. We believe that the positive feedback received from the veterinarian community, together with the positive results from our Kansas State University study, will enable us to grow our pet business product line. The Company recorded $477 and $150 of net revenues for the six months ended June 30, 2020 and June 30, 2019, respectively, for our MCMF product line.
In November 2019, we launched our white label business, working with manufacturers to create new brands and products using Fortetropin® as the foundation. We recorded $28 of net revenues for the six months ended June 30, 2020.
We continue to pursue additional distribution and branded sales opportunities. There can be no assurance that we will be able to secure distribution arrangements on terms acceptable to us, or that we will be able to generate significant sales of our current and future branded products. We expect to continue developing our own core branded products in markets such as functional foods, sports and fitness nutrition and to pursue international sales opportunities. We remain committed to continuing our focus on various clinical trials in support of enhancing our commercial strategy as well as enhancing our intellectual property assets, to develop product improvements and new products, and to reduce the cost of our products by finding more efficient manufacturing processes and contract manufacturers.
Merger with MedAvail, Inc.
Merger Agreement
On June 30, 2020, MYOS and MedAvail, Inc., a privately-held Delaware corporation (“MedAvail”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among MYOS, MedAvail, and Matrix Merger Sub, Inc., a newly-created wholly-owned subsidiary of MYOS (“Merger Sub”), pursuant to which, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into MedAvail, with MedAvail being the surviving corporation and a wholly-owned subsidiary of MYOS (the “Merger”). The Boards of Directors of MYOS and MedAvail have both approved the Merger and have recommended approval of the Merger by their respective shareholders. MedAvail is a private, in-clinic telehealth-enabled pharmacy technology organization based in Ontario, Canada that has developed and commercialized a proprietary robotic dispensing platform and home delivery operation focused on the Medicare Advantage market in the United States.
At the effective time of the Merger (the “Effective Time”): (a) each share of MedAvail’s common stock and each share of MedAvail’s preferred stock outstanding immediately prior to the Effective Time, excluding any dissenting shares, will be automatically converted solely into the right to receive a number of shares of MYOS common stock (“MYOS Common Stock”) calculated according to the exchange ratio described below; (b) each outstanding MedAvail stock option that has not been exercised prior to the Effective Time will be assumed by MYOS; and (c) each outstanding warrant to acquire MedAvail capital stock that has not been exercised prior to the Effective Time will be assumed by MYOS. Under the exchange ratio formula in the Merger Agreement, as of immediately after the Merger, the former MedAvail security holders are expected to own approximately 96.5% of the aggregate number of fully-diluted shares of MYOS Common Stock outstanding following the consummation of the Merger (the “Post-Closing Shares”), and the shareholders of MYOS immediately prior to the Merger are expected to own approximately 3.5% of the Post-Closing Shares, subject to the adjustments set forth in the Merger Agreement. The exchange ratio will be fixed prior to the closing of the Merger to reflect MYOS’s and MedAvail’s respective capitalizations as of immediately prior to the Effective Time. The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.
Immediately following the Merger, the name of the post-merger combined company (the “Post-Merger Combined Company”) is expected to be changed from “MYOS RENS Technology Inc.” to “MedAvail Holdings, Inc.” The Merger Agreement provides that the board of directors of the Post-Merger Combined Company will consist of members who are currently directors of MedAvail. The executive officers of the Post-Merger Combined Company will be designated by MedAvail, with MedAvail’s Chief Executive Officer, Ed Kilroy, expected to be the Post-Merger Combined Company’s Chief Executive Officer and MedAvail’s Chief Financial Officer, Ryan Ferguson, expected to be the Post-Merger Combined Company’s Chief Financial Officer.
The Merger Agreement contains certain customary termination rights, including, among others, (a) the right of either MYOS or MedAvail to terminate the Merger Agreement if the other party’s equity holders fail to adopt and approve the Merger Agreement, (b) the right of either party to terminate the Merger Agreement if the other party’s board of directors changes or withdraws its recommendation in favor of the transactions, (c) the right of either party to terminate the Merger Agreement if the Merger has not occurred by the six month anniversary of the date of the Merger Agreement, (d) the right of either party to terminate the Merger Agreement due to a material breach by the other party of any of its representations, warranties or covenants which would result in the closing conditions not being satisfied, subject to certain conditions, and (e) the right of either party to terminate the Merger Agreement if a court of competent jurisdiction or other governmental body issues a final and non-appealable order, decree or ruling, or has taken any other action, having the effect of permanently restraining, enjoining or otherwise prohibiting the Merger and related transactions. Upon the termination of the Merger Agreement by MYOS or MedAvail, a termination fee of (i) $500,000 may be payable by MYOS to MedAvail, or (ii) $750,000 may be payable by MedAvail to MYOS.
Assignment and Assumption Agreement and Subscription and Stock Purchase Agreement
The Merger Agreement provides that, prior to the consummation of the Merger, MYOS will transfer and assign all of its assets and liabilities into MYOS Corp., a newly-created, wholly-owned subsidiary of MYOS, pursuant to an Assignment and Assumption Agreement (the “Assignment and Assumption Agreement”) and a related Subscription and Stock Purchase Agreement (the “Subscription and Stock Purchase Agreement”). The shares of MYOS Corp., immediately after the closing of the Merger, will be spun-out from the Post-Merger Combined Company through a dividend of the stock of MYOS Corp. to the pre-Merger MYOS shareholders, resulting in MYOS Corp., a private company, continuing the current business operations of MYOS. MedAvail will pay MYOS Corp. $2 million in cash upon the closing of the Merger and issue a promissory note for an additional $3 million, payable in installments within one year of the closing of the Merger.
Amendment to Rights Agreement
On June 30, 2020 MYOS entered into the Second Amendment to Rights Agreement (the “Amendment”) with Transhare, as rights agent, which amends the Rights Agreement, dated as of February 14, 2017, previously entered into between MYOS and Island Stock Transfer as rights agent, as amended on February 14, 2020, with Transhare as the successor rights agent (the “Rights Agreement”). The Amendment amends the Rights Agreement to provide, among other things, that (i) neither the approval, execution, delivery or performance or, if approved by the board of directors of MYOS, amendment, modification or waiver of the Merger Agreement or the Voting Agreement or the consummation of the Merger or any other transaction contemplated by the Merger Agreement or the Voting Agreement, nor the public announcement of any of the foregoing will (a) cause any person to (1) become an Acquiring Person (as defined in the Rights Agreement) or be deemed to have become an Acquiring Person or (2) be deemed to have acquired Beneficial Ownership (as defined in the Rights Agreement) of any securities of MYOS or (b) result in the occurrence or deemed occurrence of a Distribution Date (as defined in the Rights Agreement), consolidation or merger or other event or occurrence resulting in a triggering of rights of holders of Rights (as defined in the Rights Agreement), or of obligations of MYOS under the Rights Agreement, and (ii) the Rights will expire in their entirety, and the Rights Agreement will terminate upon the earliest of (a) immediately prior to the Effective Time, (b) the Close of Business (as defined in the Rights Agreement) on February 21, 2021, (c) the time at which all Rights are redeemed, (d) the time at which all Rights are exchanged and (e) the closing of any merger or other acquisition involving MYOS at which time the Rights are terminated.
Basis of Presentation
The accompanying condensed consolidated balance sheet as of December 31, 2019 has been derived from our audited consolidated financial statements, and the unaudited interim condensed consolidated financial statements as of June 30, 2020 have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Certain information and disclosures required by U.S. GAAP for complete consolidated financial statements have been condensed or omitted herein. The unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019 filed with the SEC on March 24, 2020. The unaudited interim condensed consolidated financial statements presented herein reflect all normal adjustments that are, in the opinion of management, necessary for a fair presentation of the statement of the financial position, results of operations and cash flows for the periods presented. The results of any interim period are not necessarily indicative of the results for the full year.
Going Concern and Liquidity
The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. GAAP, which contemplates the continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustment that might become necessary should the Company be unable to continue as a going concern.
The Company has suffered recurring losses from operations and incurred a net loss of $1,637 for the six months ended June 30, 2020. The accumulated deficit as of June 30, 2020 was $40,962. The Company has not yet achieved
profitability and expects to continue to incur cash outflows   from operations. It is expected that its operating expenses will continue to increase and, as a result, the Company will eventually need to generate significant product revenues to achieve profitability. These conditions indicate that there is substantial doubt about the Company’s ability to continue as a going concern within one year after the condensed consolidated financial statement issuance date.
As of June 30, 2020, the Company had cash of $1,334 and working capital of $2,226 (current assets of $3,028 less current liabilities of $802). For the six months ended June 30, 2020 and 2019, our net loss was $1,637 and $2,150, respectively. For the six months ended June 30, 2020 and 2019, net cash used in operating activities was $1,668 and $1,135, respectively.
As of the filing date of this quarterly report on Form 10-Q (the “Report”), management believes that there may not be sufficient capital resources from operations and existing financing arrangements in order to meet operating expenses and working capital requirements for the next twelve months.
Accordingly, we are evaluating various alternatives, including reducing operating expenses, securing additional financing through debt or equity securities to fund future business activities and other strategic alternatives. The Company entered into the Merger Agreement on June 30, 2020 and expects the Merger to close before the end of the year. There can be no assurance that the Company will be able to generate the level of operating revenues in its business plan, or if additional sources of financing will be available on acceptable terms, if at all. If no additional sources of financing are available, our future operating prospects may be adversely affected. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 – NATURE OF OPERATIONS AND LIQUIDITY
Nature of Operations
MYOS RENS Technology Inc. (the “Company”) is a company focused on the discovery, development and commercialization of advanced nutrition products that improve muscle health and performance. The Company was incorporated under the laws of the State of Nevada on April 11, 2007. On March 17, 2016, the Company merged with its wholly-owned subsidiary and changed its name from MYOS Corporation to MYOS RENS Technology Inc. As used in these financial statements, the terms “the Company”, “MYOS”, “our”, or “we”, refers to MYOS RENS Technology Inc. and its subsidiary, unless the context indicates otherwise. On February 25, 2011, the Company entered into an agreement to acquire the intellectual property for Fortetropin®, our proprietary active ingredient from Peak Wellness, Inc. The Company’s activities are subject to significant risks and uncertainties.
Our commercial focus is to leverage our clinical data to develop multiple products to target the large, but currently underserved, markets focused on muscle health. The sales channels through which we sell our products are evolving. The first product we introduced was MYO-T12, a proprietary formula containing Fortetropin® and other ingredients which was sold in the sports nutrition market.
In March 2018, we launched Yolked®, a Fortetropin®-powered product which is NSF Certified for Sports, and developed and marketed to collegiate and professional athletes who want to increase their muscle size and performance with an all-natural advanced nutrition product. The Company recorded $284 and $117 of net sales for the years ended December 31, 2019 and 2018, respectively for our Yolked® product line.
In June 2018, we launched our Fortetropin® based pet product MYOS Canine Muscle Formula® (“MCMF”). Two veterinarian hospitals had previously performed some informal observational studies with older dogs experiencing muscle atrophy and saw positive results after taking our pet product. We believe that the positive feedback received from the veterinarian community, together with the positive results from our Kansas State University study, will enable us to grow our pet business product line. The Company recorded $476 and $44 of net sales for the years ended December 31, 2019 and 2018, respectively of MCMF.
In November 2019, we launched our white label business, working with manufacturers to create new brands and products using Fortetropin® as the foundation. We had $19 in white label sales for the year ended December 31, 2019.
We continue to pursue additional distribution and branded sales opportunities. There can be no assurance that we will be able to secure distribution arrangements on terms acceptable to us, or that we will be able to generate significant sales of our current and future branded products. We expect to continue developing our own core branded products in markets such as functional foods, sports and fitness nutrition and to pursue international sales opportunities. We remain committed to continuing our focus on various clinical trials in support of enhancing our commercial strategy as well as enhancing our intellectual property assets, to develop product improvements and new products, and to reduce the cost of our products by finding more efficient manufacturing processes and contract manufacturers.
Going Concern and Liquidity
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustment that might become necessary should the Company be unable to continue as a going concern.
The Company has suffered recurring losses from operations and incurred a net loss of $4,258 for the year ended December 31, 2019 and $3,223 for the year ended December 31, 2018. The accumulated deficit as of December 31, 2019 was $39,325. The Company has not yet achieved profitability and expects to continue to incur cash outflows from operations. It is expected that its operating expenses will continue to increase and, as a result, the Company will eventually need to generate significant product revenues to achieve profitability. These conditions indicate that there is substantial doubt about the Company’s ability to continue as a going concern within one year after the financial statement issuance date.
As of the filing date of this proxy statement/prospectus/information statement, management believes that there may not be sufficient capital resources from operations and existing financing arrangements in order to meet operating expenses and working capital requirements for the next twelve months, primarily due to the failure of RENS Technology Inc. to fund the required amounts.
Accordingly, we are evaluating various alternatives, including reducing operating expenses, securing additional financing through debt or equity securities to fund future business activities and other strategic alternatives. There can be no assurance that the Company will be able to generate the level of operating revenues in its business plan, or if additional sources of financing will be available on acceptable terms, if at all. If no additional sources of financing are available, our future operating prospects may be adversely affected. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.